As filed with the Securities and Exchange Commission on December 31, 1996
                                              Securities Act File No. 333- 11361
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

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                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___              [ ]

Post-Effective Amendment No. 1               [X]
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                           VOYAGEUR MUTUAL FUNDS, INC.
               (Exact name of Registrant as specified in charter)
                             90 South Seventh Street
                                   Suite 4400
                          Minneapolis, Minnesota 55402
        (Registrant's telephone number, including area code: 612-376-7000

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                           Thomas J. Abood, Secretary
                           Voyageur Mutual Funds, Inc.
                             90 South Seventh Street
                                   Suite 4400
                          Minneapolis, Minnesota 55402
                     (Name and address of agent for service)

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                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

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[X]    immediately upon filing pursuant to paragraph (b) of rule 485
[ ]    on (date) pursuant to paragraph (b) of rule 485
[ ]    60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]    on (date) pursuant to paragraph (a) of rule 485
[ ]    75 days after filing pursuant to paragraph (a)(2) of rule 485

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     No filing  fee is  required  because  an  indefinite  number of shares  has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice on February 28, 1996 for its most recent fiscal year ended December 31, 1995.

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                                     PART C

                           VOYAGEUR MUTUAL FUNDS, INC.
               (VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND)

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, File Nos. 33-63238 and 811-7742, filed on March 1, 1996.

ITEM 16. EXHIBITS.

     1.1 Articles of Incorporation of Voyageur Mutual Funds, Inc., dated April 14, 1993, filed as an Exhibit to Post-Effective Amendment No. 8 and Amendment No. 9 to Form N-1A on April 30, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     1.2 Certificate of Designation of Series K dated August 19, 1996, filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     2    Bylaws of  Voyageur  Mutual  Funds,  Inc.  as  amended by the Board of
          Directors on May 14, 1996, filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     3    Not applicable.

     4    Agreement   and  Plan  of   Reorganization   filed  as  Exhibit  A  to
          Prospectus/Proxy Statement included in Part A of Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     5.1 Specimen security for company incorporated under the laws of the State of Minnesota, filed as an Exhibit to Post-Effective Amendment No. 8 and Amendment No. 9 to Form N-1A on April 30, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     5.2  See #1 above.

     6 Investment Advisory Agreement, dated November 1, 1993, filed as an Exhibit to Post-Effective Amendment No. 14 and Amendment No. 15 to Form N-1A on November 12, 1996, File Nos. 33-63238 and 811-7742,
          respectively, and incorporated herein by reference.

     7.1 Distribution Agreement dated November 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 15 and Amendment No. 16 to Form N- 1A on November 20, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     7.2 Form of Dealer Sales Agreement, filed as an Exhibit to Post-Effective Amendment No. 8 and Amendment No. 9 to Form N-1A on April 30, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     7.3 Form of Bank Agreement, filed as an Exhibit to Post-Effective Amendment No. 8 and Amendment No. 9 to Form N-1A on April 30, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     8    Not applicable.

     9 Custodian Agreement effective August 27, 1993, filed as an Exhibit to Post-Effective Amendment No. 14 and Amendment No. 15 to Form N- 1A on November 12, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     10 Plan of Distribution filed as an Exhibit to Post-Effective Amendment No. 14 and Amendment No. 15 to Form N-1A on November 12, 1996, File Nos. 33-63238 and 811-7742, respectively, and incorporated herein by reference.

     11 Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     12 Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters filed as an Exhibit hereto.

     13 Administrative Services Agreement dated October 27, 1994, filed as an Exhibit to Post-Effective Amendment No. 14 and Amendment No. 15 to Form N-1A on November 12, 1996, File Nos. 33-63238 and 811-7742,
          respectively, and incorporated herein by reference.

     14.1 Consent of KPMG Peat Marwick LLP, independent auditors to the Registrant, filed as Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     14.2 Consent of KPMG Peat Marwick LLP, independent auditors to Great Hall Investment Funds, Inc. filed as Exhibit to Form No-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     15   Not applicable.

     16 Power of Attorney dated August 20, 1996, filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     17.1 Rule 24f-2 Election of Registrant filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

     17.2 Form of share proxy card filed as an Exhibit to Form N-14 on September 4, 1996, File No. 333-11361, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the day /s/31st of December 1996.

                                   VOYAGEUR MUTUAL FUNDS INC.

                                   By:/s/JOHN G. TAFT
                                   --------------------------
                                      John G. Taft, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                       TITLE                     DATE
      ---------                       -----                     ----

/s/ JOHN G. TAFT                  President principal      December /s/31, 1996
---------------------             executive officer)
    John G. Taft

/s/ KENNETH R. LARSEN             Treasurer (principal     December /s/31, 1996
---------------------             financial and
    Kenneth R. Larsen             accounting officer)

Clarence G. Frame *               Director

Thomas F. Madison *               Director

Richard F. McNamara *             Director

Robert J. Odegard *               Director

James W. Nelson *                 Director

* By /s/ THOMAS J. ABOOD                                   December /s/31, 1996
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         Thomas J. Abood
         Attorney-in-Fact